Financing receivables, net (Tables)	12 Months Ended
Dec. 31, 2020
Financing receivables, net
Schedule of financing receivables, net

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Short‑term:
Financing receivables from consolidated Trusts	1,915,721	3,817,057
Financing receivables from micro‑loan platforms	302,123	228,489
Total short‑term financing receivables	2,217,844	4,045,546
Allowance for credit losses	(92,223)	(113,905)
Total short‑term financing receivables, net	2,125,621	3,931,641
Long‑term:
Financing receivables from consolidated Trusts	28,565	1,541
Financing receivables from micro‑loan platforms	238,150	229,891
Total long‑term financing receivables	266,715	231,432
Allowance for credit losses	(847)	(13,414)
Total long‑term financing receivables, net	265,868	218,018

Schedule of balances of financing receivables by due date

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Due in months
0‑12	2,217,844	4,045,546
13‑24	102,274	225,853
25‑36	164,441	5,579
Total financing receivables	2,484,559	4,276,978

Schedule of provision for credit losses, financing receivable

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

	(in thousands)
Beginning balance prior to ASC 326	—	—	(93,070)
Impact of adoption of ASC 326	—	—	(60,899)
Beginning balance	(16,687)	(54,645)	(153,969)
(Provisions)/Reversals	(37,958)	(38,425)	26,650
Write‑offs	—	—	—
Ending balance	(54,645)	(93,070)	(127,319)

Schedule of financing receivables portfolio based on customer type, origination year and delinquency

					180 days
	1‑29 Days	30‑59 Days	60‑89 Days	90‑179 Days	or greater	Total
RMB in the thousands	Past Due	Past Due	Past Due	Past Due	Past Due	Past Due	Current	Total
Property transaction related business	34,825	17,797	9,386	10,355	114,322	186,685	1,882,360	2,069,045
Non-property transaction related business	51	10	2	106	2,381	2,550	412,964	415,514
December 31, 2019	34,876	17,807	9,388	10,461	116,703	189,235	2,295,324	2,484,559
Property transaction related business
2017	—	—	—	—	6,652	6,652	—	6,652
2018	—	—	—	—	80,917	80,917	—	80,917
2019	—	—	—	—	42,822	42,822	—	42,822
2020	41,807	9,006	1,965	11,521	2,905	67,204	3,748,624	3,815,828
Subtotal	41,807	9,006	1,965	11,521	133,296	197,595	3,748,624	3,946,219
Non-property transaction related business
2017	168	313	—	—	—	481	—	481
2018	9	—	—	63	337	409	17,399	17,808
2019	612	1,025	794	2,862	2,490	7,783	119,070	126,853
2020	769	263	178	1,235	325	2,770	182,847	185,617
Subtotal	1,558	1,601	972	4,160	3,152	11,443	319,316	330,759
December 31, 2020	43,365	10,607	2,937	15,681	136,448	209,038	4,067,940	4,276,978